INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax expense (benefit)
Current:	2020	2019
Federal State and local	$—	—
Total Current	$—	—
Deferred:
Federal State and local benefit	$(1,705,046)	(2,945,915)
Net operating loss, net of state tax effect	(60,546)	(107,011)
Meals and entertainment	4,459	4,506
Stock based expenses	87,706	124,124
Impairment	567,629	199,473
Amortization	153,497	182,411
Derivative expense	239,468	—
Other	—	61,472
Change in allowance	712,833	2,480,939
Total Benefit	$—	—

Income tax rate reconciliation
	2020	2019
Income tax at Federal statutory rate	21%	21%
Change in valuation allowance	(21%)	(21%)
Stock based compensation	(0%)	(0%)
Net operating loss, net of state tax effect	(1%)	(1%)
Other	(1%)	(1%)
Total	—	—

Deferred tax assets (liabilities)
Current deferred tax assets (liabilities):	2020	2019
Valuation allowance	$—	—
Total current deferred tax asset (liability)	$—	—

Noncurrent deferred tax assets (liabilities):
Derivative (gain) expense	$1,330,683	1,570,151
Intangible assets amortization	956,355	802,857
Net operating loss carry forwards	2,752,287	2,140,224
Stock base compensation	1,743,527	1,655,821
Other	99,034	—
Less; Valuation allowance	$(6,881,886)	(6,169,052)
Total noncurrent deferred tax asset (liability)	—	—

Total deferred tax asset (liability)	$—	—